Income taxes - Summary of Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Movement in Valuation Allowance [Roll Forward]
Valuation allowance at beginning of period	$ 152,077	$ 79,393
GECAS Transaction	0	61,263
(Decrease) Increase of allowance included in income tax expense	(32,116)	11,421
Valuation allowance at end of period	$ 119,961	$ 152,077